Stock Awards (Details)	3 Months Ended		12 Months Ended			3 Months Ended		3 Months Ended	0 Months Ended			3 Months Ended
	Apr. 30, 2013 Stock Options	Apr. 30, 2012 Stock Options	Jan. 31, 2013 Stock Options	Jan. 31, 2012 Stock Options	Jan. 31, 2011 Stock Options	Apr. 30, 2013 2002 Plan	Jan. 31, 2013 2002 Plan	Apr. 30, 2013 2002 Plan Minimum	Mar. 02, 2013 2002 Plan Stock Options	Feb. 05, 2013 2002 Plan Stock Options	Apr. 30, 2013 2002 Plan Stock Options	Apr. 30, 2013 2013 Plan	Apr. 30, 2013 2013 ESPP
Stock awards
Number of shares authorized							3,395,890				3,727,891
Number of shares available for grant							80,638				146,170	2,346,695	469,339
Increased in number authorized of shares of common stock for grant									152,000	180,000
Number of shares issued upon the exercise of options and the issuance of restricted stock awards						1,839,968
Number of shares subject to outstanding options	1,621,755		1,597,354	1,872,091	1,145,038						1,621,755
Number of shares subject to outstanding restricted stock unit awards											119,998
Maximum exercise price as a percentage of fair value of common stock on the date of grant								100.00%					85.00%
Percentage of increase in shares reserved for issuance on February 1 of each fiscal year, starting on February 1, 2014												5.00%	2.00%
Stock awards granted												0
Granted (in shares)	167,604	34,260	185,400	922,794
Increase in shares reserved for issuance on February 1 of each fiscal year, starting on February 1, 2014 (in shares)													1,408,017